Spin-Off - Summary of Cash Flow and Financial Statement from Discontinued Operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Cash flows from operating activities	₩ 5,159,317	₩ 5,031,279	₩ 5,821,876
Cash flows from investing activities	(2,807,795)	(3,486,189)	(4,250,402)
Cash flows from financing activities	(1,349,882)	(2,053,611)	(1,457,579)
Current assets	7,219,196	6,352,665
Non-current assets	24,089,066	24,558,612
Total Assets	31,308,262	30,911,277
Current liabilities	8,046,541	6,960,435
Non-current liabilities	11,106,525	11,615,704
Total Liabilities	19,153,066	18,576,139
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Cash flows from operating activities		59,255	495,696
Cash flows from investing activities		(967,053)	(483,599)
Cash flows from financing activities		₩ (88,872)	₩ (22,902)
Current assets	2,608,601
Non-current assets	19,269,615
Total Assets	21,878,216
Current liabilities	2,161,458
Non-current liabilities	4,676,324
Total Liabilities	6,837,782
Net assets	₩ 15,040,434